Net Gains (Losses) on Sales of Properties and Discontinued Operations (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2010 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale	34	34	36
Number of hotels sold	2	15	15	6	9
Gain (losses) on sale of property			$ 7,872,000	$ 376,000	$ 1,414,000
Recognized net gains (losses) and impairment on disposition of assets			494,000	(9,462,000)	(4,775,000)
Interest expense allocated to discontinued operations	757,000	1,217,000	4,231,000	6,472,000	6,120,000
Impact of assets reclassification to decrease (increase) losses from continuing operation	$ 133,000	$ 23,000	$ (919,000)	$ (315,000)	$ 145,000
Previously Reported [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale	34		22
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale	34		36
Subsequent Event [Member] | Changes Reflected In Previous Adjustment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional number of hotels classified as held for sale			7
Subsequent Event [Member] | Changes Reflected In The Current Adjustment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional number of hotels classified as held for sale			8
Number of hotels sold	2
Number of hotels reclassified as held for use			1